Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2025	Dec. 31, 2024
Payables And Accruals [Line Items]
Schedule of Trade Payables and Accrued Liabilities

	September 30, 2024 $ (in thousands)	June 30, 2024 $ (in thousands)
Trade payables	1,871	1,464
Accrued liabilities	336	743

Balance	2,207	2,207

TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member]
Payables And Accruals [Line Items]
Schedule of Trade Payables and Accrued Liabilities
Accounts payable and accrued expenses consist of the following as of June 30, 2025, and 2024:

	June 30, 2025	December 31, 2024
Trade accounts payable	$3,646,806	$3,152,816
Accrued compensation	809,237	1,161,650
Assumed liabilities from Kineta merger (accounts payable and employee separation costs)	5,211,727	—
Other accrued expenses	2,425,393	855,700

	$12,093,163	$5,170,166

Accounts payable and accrued expenses consist of the following as of December 31, 2024, and 2023:

	December 31, 2024	December 31, 2023
Trade accounts payable	$3,152,816	$1,866,762
Accrued compensation	1,161,650	1,415,397
Other accrued expenses	855,700	156,400

	$5,170,166	$3,438,559